9. Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
SIM [Member]
Statement Line Items [Line Items]
Summary of operations for discontinued entities

Rental income	$65,110
Other revenues	9,021
Expenses	(96,857)
Operating (loss)/income	(22,726)
Finance costs	(18,564)
Loss before tax from discontinued operations	(41,290)
Deferred tax expense	(15,488)
Net loss from discontinued operations	(56,778)
Loss on foreign currency exchange on discontinued operation	(248,359)
Loss from discontinued operations	$(305,137)

Loss per share:
Basic loss per share from discontinued operations	$(0.13)
Diluted loss per share from discontinued operations	$(0.13)

Net cash flows from discontinued operations
Operating	$377,117
Investing	(1,339)
Financing	(389,425)
Net cash outflow	$(13,647)

Condensed statement of financial position from discontinued operations

Investment properties	$2,672,288
Other current assets	(255,710)
Total assets	$2,416,578

Stockholder's equity	$912,255
Loans & borrowings	1,382,295
Other Liabilities	122,028
Total equity and liabilities	$2,416,578

Nova [Member]
Statement Line Items [Line Items]
Summary of operations for discontinued entities

The results of Nova for the year ended December 31, 2017, 2016 and 2015 are presented below:

(in US $)	2017	2016	2015
Rental income	$167,940	$128,261	$205,355
Other revenues	24,842	2,766	2,479
Expenses	(318,211)	(149,000)	(173,275)
Net fair value loss on revaluation of investment property	(84,150)	(71,968)	(1,436,932)
Operating (loss)/income	(209,579)	(89,941)	(1,402,373)

Finance costs	(146,249)	(213,108)	(213,864)
Loss before tax from discontinued operations	(355,828)	(303,049)	(1,616,237)

Tax expenses, current	144	71,772	63,276
Deferred tax (expense)/credit	(8,250)	5,830	410,051
Net loss from discontinued operations	(363,934)	(225,447)	(1,142,910)

Loss on sale of subsidiary	(135,200)	–	–
Loss on foreign currency exchange on discontinued operation	(254,935)	–	–

Loss from discontinued operations	$(754,069)	$(225,447)	$(1,142,910)

Loss per share:	2017	2016	2015

Basic loss for the year from discontinued operations	$(0.39)	$(0.12)	$(0.50)
Diluted loss for the year from discontinued operations	$(0.39)	$(0.12)	(0.50)

Net cash flows from discontinued operations
	2017	2016	2015
Operating	$61,784	$(92,130)	$(43,269)
Investing	–	162,769	(3,400)
Financing	(46,376)	(69,770)	40,416
Net cash inflow/(outflow)	$15,408	$869	$(6,253)

Condensed statement of financial position from discontinued operations
Investment properties	$5,806,528
Other current assets	68,884

Total assets	$5,875,412

Stockholder's equity	$166,246
Loans & borrowing	4,853,590
Other liabilities	855,576
Total equity and liabilities	$5,875,412